Derivative financial instruments (Notional amounts and fair values of derivatives outstanding) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Total derivative assets
Derivative assets, fair value	$ 11,232	$ 69,105
Total derivative liabilities
Derivative liabilities, fair value	103,778	29,321
Not Designated as Hedging Instrument | Interest rate caps
Total derivative assets
Derivative assets, notional amount	2,487,500	2,523,500
Derivative assets, fair value	7,734	32,547
Designated as Hedging Instrument | Interest rate swaps | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	586,044	1,900,957
Derivative assets, fair value	3,498	36,558
Total derivative liabilities
Derivative liabilities, notional amount	3,691,000	1,375,000
Derivative liabilities, fair value	$ 103,778	$ 29,321